Remuneration of Key Management Personnel	12 Months Ended
Dec. 31, 2025
Remuneration of Key Management Personnel [Abstract]
REMUNERATION OF KEY MANAGEMENT PERSONNEL

7. REMUNERATION OF KEY MANAGEMENT PERSONNEL

$’000	Year ended December 31,
	2025		2024		2023
	Fees and short term employee benefits	Post employment benefits	Fees and short term employee benefits	Post employment benefits	Fees and short term employee benefits	Post employment benefits

Total Key Management Personnel	2,654	60	2,534	30	1,065	10

Key management personnel of the Group are comprised of directors and officers of the Company.

All bonuses are short term. There was $50k in post-employment severance payments made during 2025.

The following share options and restricted stock awards were granted to directors in the following periods:

	Year ended December 31,
	2025	2024	2023
	Number of options	Number of options	Number of options

Directors	240,000	5,600,000	150,000
Other key management personnel	50,000	750,000	187,500
	290,000	6,350,000	337,500

No share options were exercised by directors or officers during the years ended December 31, 2025, 2024 and 2023.

The Company made payments totaling approximately $36k, $21k, and $25k (restated) to defined contribution pension schemes on behalf of directors and employees during 2025, 2024, and 2023, respectively.